Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2018	December 31, 2017
Trade accounts receivable	1,292	1,164
Allowance for doubtful accounts	(15)	(15)

Total	1,277	1,149

There was no material bad debt expense in 2018 and 2017, while in 2016 it was $3 million. In 2018 and 2017, the Company’s largest customer, Apple represented 13.1% and 10.5% of consolidated net revenues, respectively, reported in the ADG, AMS and MDG segments, while no customers represented over 10% of consolidated net revenues in 2016.

As at December 31, 2018 and 2017, there were no trade accounts receivable sold without recourse.